Personnel Costs	12 Months Ended
Dec. 31, 2024
Personnel Costs [Abstract]
Personnel costs

NOTE 5: Personnel costs

Thousands of $ For the years ended December 31	2024	2023	2022
The number of employees at the end of the year was:
Laboratory operations	101	79	67
R&D staff	31	31	19
S&M staff	94	106	101
G&A staff	86	84	71
Total number of employees	312	300	258
Their aggregate remuneration comprised:
Wages and salaries	46,719	38,568	27,182
Health insurance expenses	5,969	5,202	3,843
Social security costs	3,028	2,752	2,098
Share-based compensation	1,725	665	867
Pension costs	1,448	1,186	827
Other costs	883	990	1,073
Total personnel costs	59,772	49,363	35,890

The personnel numbers in the table reflect year-end numbers, with 42 sales and marketing employees hired in August 2022 as part of the GPS acquisition. Year-over-year increases primarily relate to increases in headcount as well as increases in incentive compensation for our commercial team as part of the growth in our volume and revenue and increases in health insurance costs.